Document and Entity Information	Sep. 03, 2019
Cover [Abstract]
Entity Registrant Name	ENCORE WIRE CORP
Amendment Flag	false
Entity Central Index Key	0000850460
Document Type	8-K
Document Period End Date	Sep. 03, 2019
Entity Incorporation State Country Code	DE
Entity File Number	000-20278
Entity Tax Identification Number	75-2274963
Entity Address, Address Line One	1329 Millwood Road
Entity Address, City or Town	McKinney
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75069
City Area Code	(972)
Local Phone Number	562-9473
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	WIRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false